Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

13.	Subsequent Events

The Company evaluated subsequent events through March 31, 2016, the date of the filing of this Registration Statement with the SEC, to ensure that this filing includes appropriate disclosure of events both recognized in the financial statements as of December 31, 2015, and events which occurred subsequent to December 31, 2015 but were not recognized in the financial statements. The Company has determined that there were no subsequent events which required recognition, adjustment to or disclosure in the financial statements, except as follows:

On January 22, 2016, the Company entered into a Second Amendment to Loan and Security Agreement (the “Second Loan Amendment”) with Ligand, which amends the Loan and Security Agreement, as amended by the Loan Amendment (the “Original Loan Agreement”). The Second Loan Amendment amended the Original Loan Agreement (as so amended by the Second Loan Amendment, the “Amended Loan Agreement”) to, among other things, (1) extend the maturity date of the loans under the Ligand Note from May 21, 2016 to May 21, 2017 (the “Maturity Date”), (2) reduce the annual interest rate on the principal amount outstanding under the Ligand Note from 5.0% to 2.5%, and (3) extend Ligand’s lock-up period by one year such that Ligand may not, directly or indirectly, sell or otherwise transfer or dispose of any Company securities prior to January 23, 2017. The amount payable by the Company under the Amended Loan Agreement remains equal to 200% of the original principal amount of the loans under the Ligand Note and of all accrued and previously unpaid interest thereon.

Additionally, the Amended Loan Agreement provides that, upon the consummation of the Company’s first bona fide capital financing transaction occurring subsequent to January 22, 2016, but prior to the Maturity Date, with aggregate net proceeds to the Company of at least $2.0 million (the “Next Financing”), the Company will be required to repay $1.5 million of the Ligand Note obligation to Ligand (the “Next Financing Payment”), with at least $0.3 million of the Next Financing Payment to be paid in cash, subject to the Company’s sole and absolute discretion to pay a greater amount in cash, and the remaining amount of the Next Financing Payment that will not be paid in cash (the “Balance”) to be paid in the form of such number of shares of the Company’s equity securities that are issued in the Next Financing as is equal to the quotient obtained by dividing the Balance by the lesser of (1) the lowest price per share paid by investors in the Next Financing (the “Financing Price”), and (2) $8.00 (subject to adjustment for stock dividends, splits, combinations or similar transactions). Notwithstanding the foregoing, the number of shares that the Company may issue to Ligand will be reduced to the extent the issuance of shares would increase Ligand’s beneficial ownership of the Company’s common stock to greater than 49.9%, and any remaining amount of the Balance would have to be paid by the Company in cash (the “Share Cap”).

Under the terms of the Amended Loan Agreement, following the consummation of the Next Financing, the Company may elect to repay any portion of the outstanding principal under the Ligand Note, plus accrued and unpaid interest thereon, by delivering a notice to Ligand (the “Additional Repayment Notice”), specifying the amount that the Company wishes to repay (the “Additional Payment Amount”). Ligand will then have five days to elect to receive the Additional Payment Amount in cash, shares of the Company’s common stock or a combination of cash and shares of the Company’s common stock. If Ligand does not make an election within such five-day period, the Company will have the right, at its sole election and discretion, to elect the form of the Additional Payment Amount, subject to the Share Cap. To the extent that any portion of an Additional Payment Amount will be paid in shares of the Company’s common stock, the Amended Loan Agreement provides that the number of shares issuable will be equal to the quotient obtained by dividing the portion of the Additional Payment Amount that will be paid in shares by the lesser of (1) (a) if the Company delivers the Additional Repayment Notice within 180 days of the closing of the Next Financing, the Financing Price, or (b) if the Company delivers the Additional Repayment Notice 180 days or more after the closing of the Next Financing, the volume weighted average closing price of the Company’s common stock for the 30 days prior to the date the Company delivers the Additional Repayment Notice, and (2) $8.00 (subject to adjustment for stock dividends, splits, combinations or similar transactions).

The Amended Loan Agreement also provides that, on or after the Maturity Date, Ligand may demand payment of the remaining amount payable under the Ligand Note (the “Remaining Balance”). In addition, the Company is permitted to, at its sole election and discretion, repay to Ligand the Remaining Balance solely in cash. However, if the Company does not elect to repay the Remaining Balance solely in cash, Ligand can set the form of payment as cash, shares of the Company’s common stock or both. To the extent that any portion of the Remaining Balance will be paid in shares of the Company’s common stock, the number of shares issuable will be equal to the quotient obtained by dividing the portion of the Remaining Balance that will be paid in shares by the lesser of (a) the volume weighted average closing price of the Company’s common stock for the 30 days prior to the date of Ligand’s demand for repayment or the date of the Company’s prepayment of the Remaining Balance in full, as applicable, and (b) $8.00 (subject to adjustment for stock dividends, splits, combinations or similar transactions).

On January 22, 2016, the Company also entered into a First Amendment to Registration Rights Agreement (the “Registration Rights Agreement Amendment”) with Ligand, which amends the Registration Rights Agreement. The Registration Rights Agreement Amendment extends the deadline by which the Company must file with the SEC a Registration Statement on Form S-1 (the “Registration Statement”) covering the resale of certain Company securities held by Ligand, including the shares of the Company’s common stock issuable to Ligand under the Amended Loan Agreement, by one year from January 23, 2016 to January 23, 2017, and extends the applicable deadline for seeking to have such Registration Statement declared effective by the SEC by one year.